LoCorr Market Trend Fund
	Consolidated Schedule of Investments
	March 31, 2023 (Unaudited)

		Maturity	Coupon	Principal
		Date	Rate	Amount	Value
	ASSET BACKED SECURITIES: 5.29%
	American Homes 4 Rent Trust, 2014-SFR2 A (a)	10/17/2036	3.79%	$374,563	$365,117
	AmeriCredit Automobile Receivables Trust
	Series 2021-3 A-3	08/18/2026	0.76%	1,000,000	958,995
	Series 2021-2 A3	12/18/2026	0.34%	761,710	742,563
	Avis Budget Rental Car Funding AESOP LLC, A (a)	03/20/2026	2.36%	264,000	250,193
	CarMax Auto Owner Trust	09/15/2026	0.56%	595,000	564,972
	Series 2021-3	06/15/2026	0.55%	2,615,925	2,504,666
	Series 2021-4 A3
	Carvana Auto Receivables Trust
	Series 2021-P2 A3	03/10/2026	0.49%	661,685	639,841
	Series 2021-P4 A-3	01/10/2027	1.31%	1,230,000	1,165,904
	Series 2022-P3	11/10/2027	4.61%	1,925,000	1,882,431
	DB Master Finance LLC, 2021-1A A2I (a)	11/20/2051	2.05%	641,875	564,242
	Freddie Mac STACR REMIC Trust, 2021-HQA4 M1 (SOFR30A + 0.950%) (a)(c)	12/26/2041	5.51%	738,608	711,555
	GM Financial Automobile Leasing Trust, 2021-2 A4	05/20/2025	0.41%	1,050,000	1,024,665
	GM Financial Consumer Automobile Receivables Trust
	Series 2021-1 A3	10/16/2025	0.35%	420,877	409,566
	Series 2020-4 A4	02/17/2026	0.50%	1,150,000	1,084,323
	Series 2021-3 A3	06/16/2026	0.48%	994,504	953,974
	Hilton Grand Vacations Trust, 2019-AA A (a)	07/25/2033	2.34%	308,196	290,094
	Honda Auto Receivables Owner Trust, 2020-3 A3	10/18/2024	0.37%	501,859	492,917
	Hyundai Auto Receivables Trust, 2020-C A3	05/15/2025	0.38%	568,026	554,591
	Invitation Homes Trust, 2018-SFR4 A (1 Month LIBOR USD + 1.100%) (a)(c)	01/19/2038	5.81%	660,138	657,450
	MVW Owner Trust
	Series 2017-1 (a)	12/20/2034	2.42%	397,770	391,784
	Series 2019-1A A (a)	11/20/2036	2.89%	678,332	642,291
	PFS Financing Corp.
	Series 2020-G A (a)	02/17/2026	0.97%	500,000	480,734
	Series 2022-D (a)	08/16/2027	4.27%	1,200,000	1,177,502
	Planet Fitness Master Issuer LLC, 3.25100 (a)	12/05/2051	3.25%	792,000	692,664
	Santander Drive Auto Receivables Trust
	Series 2022-1 A-3	11/17/2025	1.94%	465,993	461,689
	Series 2022-5 A3	08/17/2026	4.11%	1,351,000	1,336,365
	Series 2022-6 A3	11/16/2026	4.49%	1,150,000	1,140,012
	Taco Bell Funding LLC, 2021-1A A21 (a)	08/25/2051	1.95%	1,012,188	879,426
	Toyota Auto Loan Extended Note Trust, 2020-1 A (a)	05/25/2033	1.35%	500,000	464,091
	Toyota Lease Owner Trust, 2021-B A3 (a)	10/21/2024	0.42%	1,056,014	1,036,649
	Verizon Owner Trust, 2020-A A1A	07/20/2024	1.85%	35,341	35,276
	Volkswagen Auto Loan Enhanced Trust, 2021-1 A3	06/22/2026	1.02%	950,000	908,110
	VSE VOI Mortgage LLC, 2018-A A (a)	02/20/2036	3.56%	187,715	182,346
	TOTAL ASSET BACKED SECURITIES (Cost $26,505,791)				25,646,998

	CORPORATE BONDS: 8.54%
	Aerospace & Defense: 0.19%
	Boeing Co.	02/04/2026	2.20%	775,000	719,270
	Raytheon Technologies Corp.	02/27/2026	5.00%	190,000	192,759
					912,029
	Agriculture: 0.06%
	Philip Morris International, Inc.	02/15/2028	4.88%	305,000	307,566

	Auto Manufacturers: 0.25%
	General Motors Financial Co, Inc.	02/26/2027	2.35%	140,000	125,222
	General Motors Financial Co., Inc.	06/20/2025	2.75%	295,000	279,182
	Mercedes-Benz Finance North America LLC (a)	03/01/2024	0.75%	180,000	172,798
	Volkswagen Group of America Finance LLC (a)	11/22/2023	0.88%	330,000	320,925
	Volkswagen Group of America Finance LLC (a)	11/24/2025	1.25%	325,000	295,486
					1,193,613
	Banks: 3.69%
	Banco Santander SA (b)	03/24/2025	3.50%	275,000	264,357
	Banco Santander SA (b)	05/28/2025	2.75%	180,000	169,661
	Bank of America Corp. (SOFR + 1.150%) (c)	06/19/2026	1.32%	1,315,000	1,202,345
	Bank of America Corp. (SOFR + 1.010%) (c)	10/24/2026	1.20%	895,000	802,965
	Bank of America Corp. (SOFR + 1.580%) (c)	04/27/2028	4.38%	645,000	624,699
	Barclays PLC (1 Year CMT Rate + 0.800%) (b)	12/10/2024	1.01%	425,000	409,458
	Canadian Imperial Bank (b)	04/07/2027	3.45%	365,000	344,805
	Citigroup, Inc. (SOFR + 1.372%) (c)	05/24/2025	4.14%	755,000	741,310
	Citigroup, Inc. (SOFR + 0.528%) (c)	11/03/2025	1.28%	530,000	494,853
	Citigroup, Inc. (SOFR + 0.765%) (c)	01/28/2027	1.12%	430,000	383,016
	Citigroup, Inc. (SOFR + 1.887%) (c)	05/24/2028	4.66%	230,000	226,821
	Credit Suisse AG (b)	05/05/2023	1.00%	465,000	460,350
	Credit Suisse AG (b)	08/09/2023	0.52%	455,000	441,919
	Credit Suisse AG (b)	07/09/2027	5.00%	320,000	308,000
	Deutsche Bank NY (b)	05/28/2024	0.90%	260,000	243,994
	Federation des Caisses Desjardins du Quebec (a)(b)	03/14/2028	5.70%	285,000	291,318
	Goldman Sachs Group, Inc. (3 Month LIBOR USD + 1.201%) (c)	09/29/2025	3.27%	1,235,000	1,197,633
	Goldman Sachs Group, Inc. (SOFR + 0.609%) (c)	02/12/2026	0.86%	335,000	306,339
	Goldman Sachs Group, Inc. (SOFR + 0.789%) (c)	12/09/2026	1.09%	720,000	644,338
	HSBC Holdings PLC (SOFR + 1.929%) (b)(c)	06/04/2026	2.10%	820,000	752,375
	ING Groep NV (b)	04/09/2024	3.55%	445,000	435,495
	ING Groep NV (SOFR + 1.640%) (b)(c)	03/28/2026	3.87%	435,000	420,405
	JP Morgan Chase & Co. (SOFR + 0.800%) (c)	11/19/2026	1.05%	1,620,000	1,444,604
	JP Morgan Chase & Co. (TSFR3M + 0.695%) (c)	02/04/2027	1.04%	640,000	570,831
	Mitsubishi UFJ Financial Group, Inc. (b)	02/25/2025	2.19%	450,000	423,735
	Morgan Stanley (SOFR + 0.525%) (c)	05/30/2025	0.79%	430,000	406,898
	Morgan Stanley (SOFR + 1.152%) (c)	07/22/2025	2.72%	255,000	245,929
	Morgan Stanley (SOFR + 0.858%) (c)	07/20/2027	1.51%	960,000	852,380
	NatWest Markets PLC (a)(b)	08/12/2024	0.80%	400,000	374,154
	Royal Bank of Canada (b)	07/26/2024	3.97%	410,000	404,320
	Svenska Handelsbanken AB (a)(b)	06/11/2024	0.55%	250,000	236,552
	Toronto-Dominion Bank (b)	06/06/2025	3.77%	400,000	389,233
	Toronto-Dominion Bank (b)	09/10/2026	1.25%	475,000	419,677
	UBS AG/London (a)(b)	06/01/2023	0.38%	240,000	238,123
	UBS AG/London (a)(b)	08/09/2024	0.70%	325,000	303,551
	UBS Group AG (1 Year CMT Rate + 0.830%) (a)(b)(c)	07/30/2024	1.01%	200,000	195,972
	UBS Group AG (1 Year CMT Rate + 1.550%) (a)(b)(c)	05/12/2026	4.49%	250,000	240,976
					17,913,391
	Building Materials: 0.04%
	Trane Technologies Luxembourg Finance SA (b)	03/21/2026	3.50%	220,000	213,321

	Chemicals: 0.06%
	Nutrien Ltd. (b)	11/07/2025	5.95%	290,000	296,828

	Cosmetics & Personal Care: 0.22%
	Colgate-Palmolive Co.	03/02/2026	4.80%	505,000	516,096
	Haleon US Capital LLC	03/24/2027	3.38%	570,000	540,032
					1,056,128
	Diversified Financial Services: 0.55%
	AerCap Ireland Capital/Global Aviation Trust (b)	10/29/2024	1.65%	1,120,000	1,046,107
	AerCap Ireland Capital/Global Aviation Trust (b)	01/30/2026	1.75%	330,000	295,294
	Air Lease Corp.	12/15/2027	5.85%	400,000	401,801
	Capital One Financial Corp. (SOFR + 1.370%) (c)	05/09/2025	4.17%	435,000	421,259
	Charles Schwab Corp.	03/03/2027	2.45%	330,000	295,359
	Private Export Funding Corp.	06/15/2025	3.25%	200,000	194,917
					2,654,737
	Electric: 0.29%
	Eversource Energy	08/15/2025	0.80%	80,000	72,699
	Florida Power & Light Co.	04/01/2028	5.05%	225,000	232,279
	NSTAR Electric Co.	05/15/2027	3.20%	530,000	502,113
	Southern California Edison Co.	04/01/2024	1.10%	545,000	518,670
	Southern California Edison Co.	02/01/2026	1.20%	110,000	98,929
					1,424,690
	Entertainment: 0.21%
	Warnermedia Holdings, Inc. (a)	03/15/2027	3.76%	1,070,000	1,002,320

	Food: 0.23%
	Conagra Brands, Inc.	08/11/2023	0.50%	230,000	226,070
	General Mills, Inc.	11/18/2025	5.24%	190,000	190,538
	Nestle Holdings, Inc. (a)	03/13/2026	5.25%	400,000	410,131
	SYSCO Corp.	07/15/2027	3.25%	330,000	312,415
					1,139,154
	Healthcare - Products: 0.37%
	Baxter International, Inc.	11/29/2024	1.32%	1,000,000	940,673
	PerkinElmer, Inc.	09/15/2024	0.85%	925,000	868,125
					1,808,798
	Healthcare - Services: 0.04%
	HCA, Inc. (a)	03/15/2027	3.13%	230,000	213,559

	Household Products & Wares: 0.06%
	CLOROX CO DEL	10/01/2027	3.10%	310,000	292,259

	Insurance: 0.49%
	Equitable Financial Life Global (a)	07/07/2025	1.40%	370,000	341,993
	Metropolitan Life Global Funding I (a)	06/07/2024	0.55%	445,000	423,406
	Metropolitan Life Global Funding I (a)	07/02/2025	0.95%	325,000	299,044
	Principal Life Global Funding II (a)	04/12/2024	0.75%	470,000	449,263
	Principal Life Global Funding II (a)	01/12/2026	0.88%	440,000	392,192
	Protective Life Global Funding (a)	07/05/2024	0.78%	490,000	464,006
					2,369,904
	Media: 0.18%
	Charter Communications Operating LLC / Charter Communications Operating Capital	07/23/2025	4.91%	580,000	573,849
	Comcast Corp.	03/01/2026	3.15%	320,000	310,071
					883,920
	Oil & Gas: 0.04%
	Pioneer Natural Resources Co.	03/29/2026	5.10%	180,000	180,599

	Packaging & Containers: 0.12%
	Amcor Finance, Inc.	04/28/2026	3.63%	610,000	586,752

	Pharmaceuticals: 0.15%
	AbbVie, Inc.	05/14/2026	3.20%	195,000	188,137
	CVS Health Corp.	06/01/2026	2.88%	545,000	517,458
					705,595
	Pipelines: 0.19%
	Enbridge, Inc. (b)	02/14/2025	2.50%	230,000	220,187
	Enterprise Products Operating LLC	01/10/2026	5.05%	275,000	277,938
	MPLX LP	03/01/2026	1.75%	450,000	410,348
					908,473
	Real Estate Investment Trusts: 0.35%
	Brixmor Operating Partnership LP	06/15/2026	4.13%	295,000	279,485
	Realty Income Corp.	01/13/2026	5.05%	505,000	502,801
	SITE Centers Corp.	02/01/2025	3.63%	290,000	274,246
	SITE Centers Corp.	06/01/2027	4.70%	705,000	665,079
					1,721,611
	Retail: 0.07%
	Lowe’s Cos, Inc.	09/08/2025	4.40%	335,000	333,145

	Software: 0.13%
	Oracle Corp.	03/25/2028	2.30%	295,000	263,508
	VMware, Inc.	08/15/2024	1.00%	385,000	363,185
					626,693
	Telecommunications: 0.56%
	AT&T, Inc.	06/01/2027	2.30%	445,000	407,868
	NBN Co. Ltd. (a)(b)	10/08/2024	0.88%	370,000	346,908
	T-Mobile USA, Inc.	02/15/2026	2.25%	790,000	734,847
	Verizon Communications, Inc.	11/20/2025	0.85%	770,000	700,363
	Verizon Communications, Inc.	03/20/2026	1.45%	560,000	514,847
					2,704,833
	TOTAL CORPORATE BONDS (Cost $42,679,199)				41,449,918

	MORTGAGE BACKED SECURITIES: 7.22%
	ACRE Commercial Mortgage Trust, 2021-FL4 A (1 Month LIBOR USD + 0.830%) (a)(b)(c)	12/18/2037	5.59%	158,916	156,144
	Alen Mortgage Trust, 2021-ACEN A (1 Month LIBOR USD + 1.150%) (a)(c)	04/17/2034	5.83%	600,000	529,854
	Angel Oak Mortgage Trust
	Series 2020-1 M1 (a)(d)	12/25/2059	3.16%	418,000	359,733
	Series 2020-5 A3 (a)(d)	05/25/2065	2.04%	20,536	18,649
	BAMLL Commercial Mortgage Securities Trust, 2022-DKLX A (TSFR1M + 1.150%) (a)(c)	01/18/2039	5.98%	1,250,000	1,200,461
	BSREP Commercial Mortgage Trust, 2021-DC A (1 Month LIBOR USD + 0.950%) (a)(c)	08/16/2038	5.64%	335,000	309,305
	BX Commercial Mortgage Trust
	Series 2019-XL A (1 Month LIBOR USD + 1.034%) (a)(c)	10/15/2036	5.86%	387,620	383,222
	Series 2021-CIP A (1 Month LIBOR USD + 0.921%) (a)(c)	12/15/2038	5.61%	1,000,000	963,645
	BX Trust, 2022-PSB (TSFR1M + 2.451%) (a)(c)	08/15/2039	7.28%	988,563	983,627
	Comm Mortgage Trust, 2013-CR11 B (d)	08/12/2050	5.11%	575,000	566,109
	Connecticut Avenue Securities Trust
	Series 2021-R01 1M2 (SOFR30A + 1.550%) (a)(c)	10/25/2041	6.11%	550,000	534,215
	Series 2021-R03 1M1 (SOFR30A + 0.850%) (a)(c)	12/26/2041	5.41%	673,086	663,025
	Series 2022-R04 (SOFR30A + 2.000%) (a)(c)	03/25/2042	6.56%	995,323	996,568
	Series 2022-R03 1M1 (SOFR30A + 2.100%) (a)(c)	03/25/2042	6.66%	1,060,666	1,061,946
	Credit Suisse Mortgage Capital Certificates, 2019-ICE4 A (1 Month LIBOR USD + 0.980%) (a)(c)	05/15/2036	5.66%	997,518	987,426
	ELP Commercial Mortgage Trust
	Series 2021-ELP A (1 Month LIBOR USD + 0.701%) (a)(c)	11/15/2038	5.39%	1,244,000	1,190,974
	Series 2021-ELP B (1 Month LIBOR USD + 1.120%) (a)(c)	11/15/2038	5.81%	950,000	902,361
	Fannie Mae Aces, 2014-M11 1A (d)	08/25/2024	3.16%	343,302	333,455
	Fannie Mae Connecticut Avenue Securities
	Series 2014-C04 (1 Month LIBOR USD + 4.900%) (c)	11/25/2024	9.75%	717,439	747,425
	Series 2018-C01 1EB1 (1 Month LIBOR USD + 0.450%) (c)	07/25/2030	5.30%	125,346	124,768
	Series 2021-R02 2M1 (SOFR30A + 0.900%) (a)(c)	11/25/2041	5.46%	408,258	403,177
	Freddie Mac STACR REMIC Trust
	Series 2021-DNA5 M2 (SOFR30A + 1.650%) (a)(c)	01/25/2034	6.21%	39,154	38,423
	Series 2021-DNA6 (SOFR30A + 1.500%) (a)(c)	10/25/2041	6.06%	150,000	142,723
	Series 2022-DNA1 M1A (SOFR30A + 1.000%) (a)(c)	01/27/2042	5.56%	663,891	650,659
	Series 2022-HQA1 M1A (SOFR30A + 2.100%) (a)(c)	03/25/2042	6.66%	1,002,003	1,005,134
	Series 2022-DNA3 (SOFR30A + 2.000%) (a)(c)	04/25/2042	6.56%	948,531	948,526
	Freddie Mac STACR Trust, 2018-HRP2 M3AS (1 Month LIBOR USD + 1.000%) (a)(c)	02/25/2047	5.85%	416,554	413,463
	Freddie Mac Structured Agency Credit Risk Debt Notes
	Series 2021-DNA2 (SOFR30A + 2.300%) (a)(c)	08/25/2033	6.86%	420,000	413,708
	Series 2021-DNA7 M1 (SOFR30A + 0.850%) (a)(c)	11/25/2041	5.41%	957,505	942,933
	Series 2022-DNA2 M1A (SOFR30A + 1.300%) (a)(c)	02/25/2042	5.86%	994,771	984,876
	Series 2018-HRP2 M3 (1 Month LIBOR USD + 2.400%) (a)(c)	02/25/2047	7.25%	338,851	338,402
	FRESB Multifamily Mortgage Pass Through Certificates
	Series 2016-SB17 A7F (d)	05/25/2023	2.15%	97,821	97,203
	Series 2017-SB31 A7F (d)	01/25/2024	2.46%	627,599	614,629
	Series 2017-SB32 A7F (d)	04/25/2024	2.44%	236,753	229,818
	Series 2019-SB67 A5F (d)	07/25/2024	2.09%	492,072	472,517
	GCT Commercial Mortgage Trust, 2021-GCT A (1 Month LIBOR USD + 0.800%) (a)(c)	02/15/2038	5.48%	750,000	687,046
	GS Mortgage Securities Corp II, 2021-ARDN A (1 Month LIBOR USD + 1.250%) (a)(c)	11/17/2036	5.93%	950,000	916,993
	GS Mortgage Securities Trust
	Series 2015-GC28 A5	02/10/2048	3.40%	1,000,000	961,175
	Series 2015-GC32 AS (d)	07/10/2048	4.02%	1,000,000	944,454
	J.P. Morgan Chase Commercial Mortgage Securities Trust
	Series 2022-NLP (TSFR1M + 0.597%) (a)(c)	04/15/2037	5.42%	995,367	916,682
	Series 2021-MHC A (1 Month LIBOR USD + 0.800%) (a)(c)	04/15/2038	5.48%	803,162	778,960
	Series 2013-C13 A4 (d)	01/18/2046	3.99%	212,975	212,019
	Series 2014-C22 AS	09/17/2047	4.11%	685,000	660,129
	MTN Commercial Mortgage Trust, 2022-LPFL A (TSFR1M + 1.397%) (a)(c)	03/15/2039	6.22%	1,500,000	1,477,738
	Natixis Commercial Mortgage Securities Trust, 2018-285M A (a)(d)	11/15/2032	3.79%	1,000,000	953,586
	PKHL Commercial Mortgage Trust, 2021-MF A (1 Month LIBOR USD + 0.880%) (a)(c)	07/15/2038	5.57%	1,000,000	939,505
	SMR 2022-IND Mortgage Trust, 2022-IND A (TSFR1M + 1.650%) (a)(c)	02/15/2039	6.48%	1,191,363	1,136,999
	SREIT Trust, 2021-MFP2 A (1 Month LIBOR USD + 0.822%) (a)(c)	11/17/2036	5.51%	1,250,000	1,199,852
	Verus Securitization Trust
	Series 2020-1 A1 (a)(c)	01/25/2060	2.42%	78,614	74,235
	Series 2020-1 A3 (a)(c)	01/25/2060	2.72%	224,995	211,758
	Wells Fargo Commercial Mortgage Trust, 2015-NXS2 A-4	07/17/2058	3.50%	1,000,000	958,627
	WFRBS Commercial Mortgage Trust
	Series 2013-C13 AS	05/17/2045	3.35%	165,000	164,521
	Series 2013-C14 A5	06/15/2046	3.34%	185,000	184,000
	Series 2014-C24 A5	11/18/2047	3.61%	1,000,000	963,456
	TOTAL MORTGAGE BACKED SECURITIES (Cost $36,364,109)				35,050,838

	MUNICIPAL BONDS: 0.49%
	City of Sacramento CA Water Revenue	09/01/2023	1.61%	555,000	548,269
	Forsyth County School District	02/01/2024	0.92%	230,000	223,316
	Pennsylvania State University	09/01/2023	1.35%	940,000	927,132
	State of Hawaii	08/01/2025	1.03%	720,000	666,651
	TOTAL MUNICIPAL BONDS (Cost $2,445,000)				2,365,368

	U.S. GOVERNMENT AGENCY ISSUES: 3.86%
	Federal Farm Credit Banks	12/01/2023	0.50%	3,480,000	3,383,195
	Federal Farm Credit Banks	02/14/2025	1.75%	2,680,000	2,563,653
	Federal Farm Credit Banks Funding Corp.	03/10/2025	5.00%	2,015,000	2,040,281
	Federal Home Loan Banks	12/20/2024	1.00%	1,980,000	1,871,371
	Federal Home Loan Banks	02/25/2028	1.10%	2,365,000	2,026,597
	Federal Home Loan Banks	04/14/2025	0.50%	1,700,000	1,580,435
	Federal Home Loan Mortgage Corp.	08/24/2023	0.25%	1,700,000	1,669,793
	Federal Home Loan Mortgage Corp.	09/08/2023	0.25%	535,000	524,396
	Federal National Mortgage Association	07/02/2024	1.75%	1,000,000	964,490
	Federal National Mortgage Association	12/18/2026	0.88%	2,340,000	2,083,004
	TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $19,177,597)				18,707,215

	U.S. Government Notes: 15.07%
	United States Treasury Note	05/15/2024	0.25%	15,000	14,304
	United States Treasury Note	01/31/2025	4.13%	5,075,000	5,071,035
	United States Treasury Note	02/15/2025	7.63%	900,000	956,320
	United States Treasury Note	02/28/2025	4.63%	6,065,000	6,120,912
	United States Treasury Note	04/15/2025	2.63%	4,520,000	4,390,580
	United States Treasury Note	05/31/2025	0.25%	28,915,000	26,666,181
	United States Treasury Note	06/15/2025	2.88%	5,245,000	5,118,587
	United States Treasury Note	07/15/2025	3.00%	10,470,000	10,238,924
	United States Treasury Note	09/15/2025	3.50%	5,970,000	5,908,901
	United States Treasury Note	11/30/2027	3.88%	6,020,000	6,076,908
	United States Treasury Note	01/31/2028	3.50%	2,570,000	2,554,339
	TOTAL U.S. GOVERNMENT NOTES (Cost $73,760,696)				73,116,991

	SHORT TERM INVESTMENTS: 52.74%
	U.S. TREASURY BILLS: 1.03%
	United States Treasury Bill (c)	10/05/2023	4.55%	940,000	917,671
	United States Treasury Bill (c)	11/02/2023	4.41%	4,180,000	4,069,418
	TOTAL U.S. TREASURY BILLS (Cost $4,993,437)				4,987,089

	MONEY MARKET DEPOSIT ACCOUNT: 51.71%
	U.S. Bank N.A. (e)(f)	N/A	4.73%	250,873,297	250,873,297
	TOTAL MONEY MARKET DEPOSIT ACCOUNT (Cost $250,873,297)				250,873,297
	TOTAL SHORT TERM INVESTMENTS (Cost $255,866,734)				255,860,386

	TOTAL INVESTMENTS (Cost $456,799,126): 93.21%				452,197,714
	Other Assets in Excess of Liabilities: 6.79% (g)				32,964,526
	TOTAL NET ASSETS: 100.00%				$485,162,240

(a)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2023, the value of these securities total $42,615,348 which represents 8.78% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2023.
(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2023.
(e)	A portion of this deposit account is pledged as collateral for derivative contracts. At March 31, 2023, the value of this collateral totals $378,334.
(f)
The Money Market Deposit Account (“MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of March 31, 2023.

(g)	Includes assets pledged as collateral and deposits with broker for derivative contracts. At March 31, 2023, the value of these assets totals $35,892,111.

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
SOFR30	30 Day Average Secured Overnight Financing Rate
TSFR1	1 Month Average Secured Overnight Financing Rate

	LoCorr Market Trend Fund
	Consolidated Schedule of Open Forward Currency Contracts(a)
	March 31, 2023 (Unaudited)

				Currency to be Received		Currency to be Delivered
		Notional	Forward	Currency	U.S. $ Notional Amount at	Currency	U.S. $ Notional Amount on	Unrealized	Unrealized
		Amount	Settlement Date	Abbreviation	March 31, 2023	Abbreviation	Origination Date	Appreciation	(Depreciation)
	Purchase Contracts:
		$23,488,433	06/23/2023	AUD	$23,517,547	USD	$23,488,433	$29,114	$–
		53,968,465	06/23/2023	CAD	54,771,533	USD	53,968,465	803,068	–
		35,454,841	06/23/2023	CHF	35,641,561	USD	35,454,841	186,720	–
		29,669,064	06/23/2023	EUR	30,155,452	USD	29,669,064	486,389	–
		81,411,749	06/23/2023	GBP	82,980,348	USD	81,411,749	1,568,599	–
		5,748,331	06/23/2023	JPY	5,758,404	USD	5,748,331	10,073	–
		48,652,759	06/23/2023	MXN	49,056,053	USD	48,652,759	403,294	–
		16,223,399	06/23/2023	NZD	16,316,289	USD	16,223,399	92,890	–
	Total Purchase Contracts				298,197,187		294,617,041	3,580,147	–

	Sale Contracts:
		$33,462,486	06/23/2023	USD	$33,595,250	AUD	$33,462,486	$–	$(132,764)
		122,946,884	06/23/2023	USD	124,271,065	CAD	122,946,884	–	(1,324,181)
		47,996,020	06/23/2023	USD	49,124,487	CHF	47,996,020	–	(1,128,467)
		29,037,453	06/23/2023	USD	29,406,797	EUR	29,037,453	–	(369,344)
		79,938,645	06/23/2023	USD	82,054,843	GBP	79,938,645	–	(2,116,198)
		5,803,065	06/23/2023	USD	5,758,404	JPY	5,803,065	44,661	–
		27,733,588	06/23/2023	USD	29,094,867	MXN	27,733,588	–	(1,361,279)
		35,671,980	06/23/2023	USD	36,192,211	NZD	35,671,980	–	(520,231)
	Total Sale Contracts				389,497,924		382,590,121	44,661	(6,952,464)
	Net Forward Currency Contracts				$(91,300,737)		$(87,973,080)	$3,624,808	$(6,952,464)
	Net Unrealized Depreciation								$(3,327,656)

	Currency Abbreviations:
	AUD	AUSTRALIAN DOLLAR
	CAD	CANADIAN DOLLAR
	CHF	SWISS FRANC
	EUR	EURO
	GBP	BRITISH POUND
	JPY	JAPANESE YEN
	MXN	MEXICAN PESO
	NZD	NEW ZEALAND DOLLAR
	USD	U.S. DOLLAR

(a)	Bank of America Merrill Lynch is the counterparty for all open forward currency exchange contracts held by the Fund as of March 31, 2023.

LoCorr Market Trend Fund
Consolidated Schedule of Open Futures Contracts
March 31, 2023 (Unaudited)

					Value
Description	Number of Contracts Purchased (Sold)	Settlement Month-Year	Current Notional Amount	Notional Amount At Trade Date	Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contracts:
Aluminum (a)	152	Jun-23	$9,159,900	$9,447,820	$-	$(287,920)
Australian 10 Yr Bond	5	Jun-23	410,717	410,113	604	-
CAC 40 10 Euro Index	249	Apr-23	19,804,854	18,726,625	1,078,229	-
Cocoa (ICE) OR OMX Stockholm 30 Index	129	May-23	3,435,693	3,215,811	219,882	-
Copper (a)	99	Jun-23	22,256,438	22,131,430	125,008	-
Corn	24	May-23	792,600	810,547	-	(17,947)
DAX Index	53	Jun-23	22,699,793	22,191,951	507,842	-
Dollar	96	Jun-23	9,809,856	10,048,609	-	(238,753)
Euro-Stoxx 50 Index	177	Jun-23	8,179,301	8,116,626	62,675	-
FTSE 100 Index	403	Jun-23	37,976,377	37,923,467	52,910	-
Gasoline RBOB	48	Apr-23	5,404,896	4,941,730	463,166	-
Gold	58	Jun-23	11,519,960	11,655,715	-	(135,755)
Nasdaq 100 E-Mini Index	43	Jun-23	11,439,505	11,085,743	353,762	-
Soybean	225	May-23	16,936,875	17,120,006	-	(183,131)
Soybean Meal	101	May-23	4,706,600	4,814,179	-	(107,579)
Sugar	384	Apr-23	9,569,280	8,540,270	1,029,010	-
Zinc (a)	89	Jun-23	6,507,569	6,879,426	-	(371,857)
Total Purchase Contracts					3,893,088	(1,342,942)

Sale Contracts:
10 Yr Mini JGB	(17)	Jun-23	$1,892,630	$1,900,003	$7,373	$-
3 Mo Euro Euribor	(609)	Jun-24	159,790,840	159,001,412	-	(789,428)
Aluminum (a)	(277)	Jun-23	16,692,713	16,511,332	-	(181,381)
Brent Crude	(101)	Apr-23	8,068,890	7,747,642	-	(321,248)
Canadian 10 Yr Bond	(110)	Jun-23	10,268,294	9,868,588	-	(399,706)
Coffee	(58)	May-23	3,708,375	3,812,045	103,670	-
Copper (a)	(80)	Jun-23	17,985,000	17,691,658	-	(293,342)
Cotton No.2	(106)	May-23	4,387,340	4,423,983	36,643	-
Dow Jones Industrial Average Mini E-Cbot Index	(77)	Jun-23	12,882,100	12,542,397	-	(339,703)
Euro-Bobl	(403)	Jun-23	51,520,085	50,365,032	-	(1,155,053)
Euro-Bund	(77)	Jun-23	11,343,571	11,331,454	-	(12,117)
Euro-Schatz	(638)	Jun-23	73,131,843	73,273,516	141,673	-
Hang Seng Index	(91)	Apr-23	11,871,304	11,537,372	-	(333,932)
Hard Red Wheat	(235)	Jul-23	10,125,563	10,118,609	-	(6,954)
Heating Oil	(34)	Apr-23	3,742,217	3,691,422	-	(50,795)
Japanese 10 Yr Bond	(77)	Jun-23	85,899,002	84,361,004	-	(1,537,998)
Long Gilt	(177)	Jun-23	22,566,059	22,298,435	-	(267,624)
Low Sulphur Gasoil	(5)	May-23	375,875	375,843	-	(32)
Natural Gas	(129)	Apr-23	2,858,640	3,017,199	158,559	-
Nikkei 225 Index (OSE)	(5)	Jun-23	1,055,922	1,058,104	2,182	-
Russell 2000 Mini Index	(91)	Jun-23	8,251,425	8,118,915	-	(132,510)
S&P 500 E-Mini Index	(10)	Jun-23	2,068,875	1,991,945	-	(76,930)
Silver	(58)	May-23	7,005,240	5,876,839	-	(1,128,401)
Soybean Oil	(158)	May-23	5,260,452	5,618,213	357,761	-
Swiss Franc	(216)	Sep-24	63,912,834	63,958,870	46,036	-
Swiss Franc	(197)	Sep-24	47,494,238	47,459,303	-	(34,935)
Tokyo Price Index	(19)	Jun-23	2,866,993	2,799,678	-	(67,315)
U.S. 10 Yr Note	(177)	Jun-23	20,341,172	20,006,079	-	(335,093)
U.S. 2 Yr Note	(259)	Jun-23	53,471,360	53,478,945	7,585	-
U.S. 5 Yr Note	(508)	Jun-23	55,629,969	54,341,774	-	(1,288,195)
U.S. Long Bond	(67)	Jun-23	8,787,469	8,710,542	-	(76,927)
Wheat	(312)	May-23	10,799,100	12,226,249	1,427,149	-
WTI Crude	(82)	Apr-23	6,204,940	5,627,657	-	(577,283)
Zinc (a)	(84)	Jun-23	6,141,975	6,075,167	-	(66,808)
Total Sale Contracts					2,288,631	(9,473,710)
Total Futures Contracts					$6,181,719	$(10,816,652)
Net Unrealized Depreciation						$(4,634,933)

(a) London Metal Exchange (‘‘LME’’) futures contracts settle on their respective maturity date.

The accompanying notes are an integral part of these consolidated financial statements.

NOTES

Investment Valuation
Fair Value Measurement Summary
March 31, 2023 (Unaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Opportunity Fund and the LoCorr Spectrum Income Fund (individually a ‘‘Fund’’ and collectively the ‘‘Funds’’) follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

Certain investments such as commodity pools are measured based upon NAV as a practical expedient to determine fair value and are not required to be categorized in the fair value hierarchy.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts, swap agreements or options contracts, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations, a pricing service at the settlement price determined by the relevant exchange or by the counterparty. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fund-linked options are stated at fair value based on the fair value of Galaxy Plus Fund – East Alpha Feeder Fund (548) LLC and Galaxy Plus Fund - CoreCommodity Feeder Fund (558) LLC, taking into account any fees and expenses associated with the fund-linked option. Fund-linked options are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securitiesmarkets or regulators, such as the suspension or limitation of trading;

● securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Market Trend Fund’s consolidated investments and other financial instruments as of March 31, 2023:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$25,646,998	$-	$25,646,998
Corporate Bonds	-	41,449,918	-	41,449,918
Mortgage Backed Securities	-	35,050,838	-	35,050,838
Municipal Bonds	-	2,365,368	-	2,365,368
U.S. Government Agency Issues	-	18,707,215	-	18,707,215
U.S. Government Notes	-	73,116,991	-	73,116,991
Short Term Investment	250,873,297	4,987,089	-	255,860,386
Total Investments	$250,873,297	$201,324,417	$-	$452,197,714

Other Financial Instruments*
Forward Currency Contracts
Purchase	$-	$3,580,147	$-	$3,580,147
Sale	-	(6,907,803)	-	(6,907,803)
Total Forward Currency Contracts	-	(3,327,656)	-	(3,327,656)
Futures Contracts
Long	2,550,146	-	-	2,550,146
Short	(7,185,079)	-	-	(7,185,079)
Total Futures Contracts	(4,634,933)	-	-	(4,634,933)
Total Other Financial Instruments	$(4,634,933)	$(3,327,656)	$-	$(7,962,589)

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*The fair value of the Fund’s other financial instruments represents the net unrealized appreciation (depreciation) at March 31, 2023.

The LoCorr Market Trend Fund did not hold any Level 3 assets during the period.